Discontinued Operations - Schedule of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Discontinued Operations And Disposal Groups [Abstract]
Sales, net	$ 9			$ 54
Cost of sales	(72)	(220)	(1,170)	(1,070)
Gross loss	(63)	(220)	(1,170)	(1,016)
Operating expenses:
Research and development, net			(10)	(88)
Selling, marketing, general and administrative	(34)	(182)	(216)	(295)
Operating loss	(97)	(402)	(1,396)	(1,399)
Financial (expenses), net	103	162	(213)	144
Other income, net	60	2	415	38
(Loss) income before income taxes	66	(238)	(1,194)	(1,217)
Tax expense		(81)
Net (loss) income from discontinued operations	$ 66	$ (319)	$ (1,194)	$ (1,217)